Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	May 2011
Distribution Date	06/15/11
Transaction Month	4
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		January 1, 2011
Closing Date:		January 27, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$982,362,180.37	64,626	4.74%	58.35
Original Adj. Pool Balance:		$945,358,024.43

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$228,000,000.00	23.209%	0.31830%		February 15, 2012
Class A-2 Notes	Fixed	$263,000,000.00	26.772%	0.69000%		November 15, 2013
Class A-3 Notes	Fixed	$247,000,000.00	25.143%	1.16000%		April 15, 2015
Class A-4 Notes	Fixed	$116,600,000.00	11.869%	1.78000%		December 15, 2015
Class B Notes	Fixed	$34,030,000.00	3.464%	2.45000%		April 15, 2016
Class C Notes	Fixed	$32,150,000.00	3.273%	3.00000%		June 15, 2017
Total Securities		$920,780,000.00	93.731%

Overcollateralization		$24,578,024.43	2.502%
YSOA		$37,004,155.94	3.767%
Total Original Pool Balance		$982,362,180.37	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$107,538,199.15	0.4716588	$82,031,908.20	0.3597891	$25,506,290.95
Class A-2 Notes	$263,000,000.00	1.0000000	$263,000,000.00	1.0000000	$-
Class A-3 Notes	$247,000,000.00	1.0000000	$247,000,000.00	1.0000000	$-
Class A-4 Notes	$116,600,000.00	1.0000000	$116,600,000.00	1.0000000	$-
Class B Notes	$34,030,000.00	1.0000000	$34,030,000.00	1.0000000	$-
Class C Notes	$32,150,000.00	1.0000000	$32,150,000.00	1.0000000	$-
Total Securities	$800,318,199.15	0.8691742	$774,811,908.20	0.8414734	$25,506,290.95

Weighted Avg. Coupon (WAC)	4.71%		4.69%
Weighted Avg. Remaining Maturity (WARM)	55.25		54.48
Pool Receivables Balance	$866,153,061.80		$839,507,336.67
Remaining Number of Receivables	60,618		59,513

Adjusted Pool Balance	$833,878,409.01		$808,372,118.06

III. COLLECTIONS

Principal:
Principal Collections	$26,150,124.81
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$310,090.82
Total Principal Collections	$26,460,215.63

Interest:
Interest Collections	$3,347,670.47
Late Fees & Other Charges	$36,023.11
Interest on Repurchase Principal	$-
Total Interest Collections	$3,383,693.58

Collection Account Interest	$876.24
Reserve Account Interest	$571.38
Servicer Advances	$-

Total Collections	$29,845,356.83

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	May 2011
Distribution Date	06/15/11
Transaction Month	4
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$29,845,356.83
Reserve Account Available					$4,726,790.12
Total Available for Distribution					$34,572,146.95
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$721,794.22		$721,794.22	$721,794.22
Collection Account Interest					$876.24
Late Fees & Other Charges					$36,023.11
Total due to Servicer					$758,693.57

2. Class A Noteholders Interest:
Class A-1 Notes		$28,524.51		$28,524.51
Class A-2 Notes		$151,225.00		$151,225.00
Class A-3 Notes		$238,766.67		$238,766.67
Class A-4 Notes		$172,956.67		$172,956.67

Total Class A interest:		$591,472.85		$591,472.85	$591,472.85

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$69,477.92		$69,477.92	$69,477.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$80,375.00		$80,375.00	$80,375.00

Available Funds Remaining:					$28,345,337.49

7. Regular Principal Distribution Amount:					$25,506,290.95

		Distributable Amount		Paid Amount
Class A-1 Notes				$25,506,290.95
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$25,506,290.95		$25,506,290.95
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$25,506,290.95

8. Available Amounts Remaining to Reserve Account					2,839,046.54

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					2,839,046.54

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$32,274,652.79
Beginning Period Amount	$32,274,652.79
Current Period Amortization	$1,139,434.18
Ending Period Required Amount	$31,135,218.61
Ending Period Amount	$31,135,218.61
Next Distribution Date Amount	$30,017,003.74

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$4,726,790.12
Beginning Period Amount	$4,726,790.12
Current Period Release to Collection Account	$-
Current Period Deposit	$2,839,046.54
Current Period Release to Depositor	$2,839,046.54
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,726,790.12
Ending Period Amount	$4,726,790.12

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.55%
Overcollateralization Floor	3.55%
		Beginning	Ending	Target
Overcollateralization Amount		$33,560,209.87	$33,560,209.87	$33,560,209.87
Overcollateralization as a % of Original Adjusted Pool		3.55%	3.55%	3.55%
Overcollateralization as a % of Current Adjusted Pool		4.02%	4.15%	4.15%

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	May 2011
Distribution Date	06/15/11
Transaction Month	4
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.18%	59,026	99.27%	$833,382,906.31
30 - 60 Days	0.68%	404	0.59%	$4,951,650.64
61 - 90 Days	0.12%	72	0.12%	$987,753.11
91 + Days	0.02%	11	0.02%	$185,026.61
		59,513		$839,507,336.67
Total
Delinquent Receivables 61 + days past due	0.14%	83	0.14%	$1,172,779.72
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.10%	58	0.09%	$822,169.03
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.07%	46	0.07%	$638,204.57
Three-Month Average Delinquency Ratio	0.10%		0.10%

Repossession in Current Period		28		$450,318.01
Repossession Inventory		29		$298,089.13

Charge-Offs
Gross Principal of Charge-Off for Current Period				$495,600.32
Recoveries				$(310,090.82)
Net Charge-offs for Current Period				$185,509.50

Beginning Pool Balance for Current Period				$866,153,061.80

Net Loss Ratio				0.26%
Net Loss Ratio for 1st Preceding Collection Period				0.38%
Net Loss Ratio for 2nd Preceding Collection Period				0.11%
Three-Month Average Net Loss Ratio for Current Period				0.25%

Cumulative Net Losses for All Periods				$639,275.07
Cumulative Net Losses as a % of Initial Pool Balance				0.07%

Principal Balance of Extensions				$2,754,883.79
Number of Extensions				168

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